Long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	$ 491.0	$ 489.2
Senior unsecured notes - due May 15, 2025
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	97.1	96.3
Senior unsecured notes - due July 15, 2027
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	393.9	392.9
Credit Facility
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	$ 0.0	$ 0.0